Commitments (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Lease commitments
Total payment obligation	€ 7,131	€ 802
Rostock headquarters building
Lease commitments
Future lease payments to be made		0
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	380
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	1,838
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	5,012
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	75	72
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 23	€ 36